UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS Floating Rate Fund

Class A: DFRAX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-A

R-103927-1 (01/25)

DWS Floating Rate Fund

Class C: DFRCX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-C

R-103927-1 (01/25)

DWS Floating Rate Fund

Class S: DFRPX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$41	0.80%

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-S

R-103927-1 (01/25)

DWS Floating Rate Fund

Institutional Class: DFRTX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	129,428,799
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	255,033

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	85%
Exchange-Traded Funds	9%
Cash Equivalents	8%
Corporate Bonds	3%
Closed-End Investment Companies	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	(6%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Information Technology	14%
Financials	13%
Consumer Discretionary	13%
Materials	9%
Health Care	8%
Energy	4%
Communication Services	4%
Utilities	3%
Consumer Staples	2%
Real Estate	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	3%
BB	17%
B	59%
Below B	3%
Not Rated	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRS-I

R-103927-1 (01/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2024
Semiannual Financial Statements and Other Information
DWS Floating Rate Fund

Contents
3	Investment Portfolio
21	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
40	Shareholders Meeting Results
41	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Floating Rate Fund

Investment Portfolioas of November 30, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 85.3%
Senior Loans (a)
Communication Services 3.9%
Altice Financing SA, Term Loan, 90-day average SOFR + 5.0%, 9.656%, 10/31/2027	99,746	86,998
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 8.604%, 12/17/2027	414,950	418,618
Clear Channel Outdoor Holdings, Inc., Term Loan, 30-day average SOFR + 4.0%, 8.687%, 8/23/2028	344,830	346,125
DirecTV Financing LLC, Term Loan, 90-day average SOFR + 5.25%, 10.097%, 8/2/2029	241,301	238,614
Houghton Mifflin Harcourt Publishing Co., Term Loan, 30-day average SOFR + 5.25%, 9.923%, 4/9/2029	744,304	732,916
Neptune Bidco U.S., Inc., Term Loan B, 90-day average SOFR + 5.0%, 9.758%, 4/11/2029	308,398	281,800
PUG LLC, Term Loan B, 30-day average SOFR + 4.75%, 9.323%, 3/15/2030	519,999	521,515
Syniverse Holdings, Inc., Term Loan, 90-day average SOFR + 7.0%, 11.604%, 5/13/2027	298,728	298,324
United Talent Agency LLC, Term Loan B, 30-day average SOFR + 3.75%, 8.372%, 7/7/2028	412,433	415,526
Virgin Media Bristol LLC:
Term Loan N, 30-day average SOFR + 2.5%, 7.224%, 1/31/2028	412,877	409,588
Term Loan Y, 180-day average SOFR + 3.18%, 7.724%, 3/31/2031	250,000	247,756
Zacapa SARL, Term Loan, 90-day average SOFR + 3.75%, 8.355%, 3/22/2029	438,752	441,451
Zayo Group Holdings, Inc., Term Loan, 3/9/2027 (b)	400,000	383,594
Ziggo Financing Partnership, Term Loan I, 30-day average SOFR + 2.5%, 7.224%, 4/30/2028	227,143	226,484
		5,049,309
Consumer Discretionary 12.5%
1011778 BC Unlimited Liability Co., Term Loan B6, 30-day average SOFR + 1.75%, 6.323%, 9/20/2030	648,125	648,530
ABG Intermediate Holdings 2 LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 12/21/2028	737,558	745,277
Adient U.S. LLC, Term Loan B2, 30-day average SOFR + 2.75%, 7.323%, 1/31/2031	124,785	125,790
BCPE Empire Holdings, Inc., First Lien Term Loan, 30-day average SOFR + 3.5%, 8.073%, 12/11/2028	348,750	351,409
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	3

	Principal Amount ($)	Value ($)
Burlington Coat Factory Warehouse Corp., Term Loan B, 30-day average SOFR + 1.75%, 6.323%, 9/24/2031	200,850	201,519
Carnival Corp., Term Loan B1, 30-day average SOFR + 2.75%, 7.323%, 10/18/2028	296,548	298,957
Champ Acquisition Corp., Term Loan B, 11/7/2031 (b)	500,000	505,000
CNT Holdings I Corp., Term Loan, 90-day average SOFR + 3.5%, 8.085%, 11/8/2027	415,575	419,126
Corporation Service Co., Term Loan B, 30-day average SOFR + 2.5%, 7.073%, 11/2/2029	227,156	228,718
CWGS Group LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.187%, 6/3/2028	177,696	174,545
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 30-day average SOFR + 3.25%, 7.937%, 11/24/2028	120,000	120,788
Fertitta Entertainment LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.073%, 1/27/2029	474,860	478,224
First Brands Group LLC:
Term Loan, 90-day average SOFR + 5.0%, 9.847%, 3/30/2027	565,465	547,479
Second Lien Term Loan, 90-day average SOFR + 8.5%, 13.347%, 3/30/2028	443,950	413,428
Flutter Financing BV, Term Loan B, 90-day average SOFR + 2.0%, 6.604%, 11/29/2030	668,438	673,661
Four Seasons Hotels Ltd., First Lien Term Loan B, 30-day average SOFR + 1.75%, 6.323%, 11/30/2029	748,096	750,902
GBT U.S. III LLC, Term Loan B, 90-day average SOFR + 3.0%, 7.626%, 7/25/2031	500,000	504,323
Great Outdoors Group LLC, Term Loan B2, 30-day average SOFR + 3.75%, 8.437%, 3/6/2028	665,145	669,717
IRB Holding Corp., Term Loan B, 30-day average SOFR + 2.75%, 7.423%, 12/15/2027	678,465	682,312
J&J Ventures Gaming LLC, Term Loan, 30-day average SOFR + 4.0%, 8.714%, 4/26/2028	426,800	430,270
Les Schwab Tire Centers, Term Loan B, 30-day average SOFR + 3.0%, 7.573%, 4/23/2031	487,415	490,081
MajorDrive Holdings IV LLC, Term Loan B, 6/1/2028 (b)	200,000	194,964
Mavis Tire Express Services Corp., Term Loan, 30-day average SOFR + 3.5%, 8.073%, 5/4/2028	425,788	429,901
MH Sub I LLC, Term Loan, 30-day average SOFR + 4.25%, 8.823%, 5/3/2028	655,489	657,223
PAI Holdco, Inc., Term Loan B, 90-day average SOFR + 3.75%, 8.597%, 10/28/2027	112,815	102,503
Petco Health & Wellness Co., Inc., Term Loan B, 3/3/2028 (b)	200,000	191,795
PetSmart, Inc., Term Loan B, 30-day average SOFR + 3.75%, 8.423%, 2/11/2028	249,356	249,645
The accompanying notes are an integral part of the financial statements.

4	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Playa Resorts Holding BV, Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 1/5/2029	420,361	421,281
Playtika Holding Corp., Term Loan B1, 30-day average SOFR + 2.75%, 7.437%, 3/13/2028	97,411	97,939
RealTruck Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.187%, 1/31/2028	505,323	501,912
Recess Holdings, Inc., Term Loan B, 90-day average SOFR + 4.5%, 9.085%, 2/20/2030	249,373	252,428
Rent-A-Center, Inc., First Lien Term Loan B, 90-day average SOFR + 2.75%, 7.335%, 2/17/2028	362,523	364,336
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 9.673%, 6/30/2028	177,501	172,043
Scientific Games Holdings LP, Term Loan B, 90-day average SOFR + 3.0%, 7.59%, 4/4/2029	1,020,005	1,024,789
Specialty Building Products Holdings LLC, Term Loan B, 10/15/2028 (b)	200,000	199,208
Spin Holdco, Inc., Term Loan, 90-day average SOFR + 4.0%, 9.256%, 3/4/2028	338,730	287,795
Tenneco, Inc., Term Loan B, 90-day average SOFR + 5.0%, 9.621% - 9.704%, 11/17/2028	300,000	293,937
Varsity Brands, Inc., Term Loan B, 8/26/2031 (b)	350,000	350,840
Wand NewCo 3, Inc., First Lien Term Loan B, 1/30/2031 (b)	400,000	403,302
Whatabrands LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 8/3/2028	497,500	500,478
		16,156,375
Consumer Staples 1.9%
8th Avenue Food & Provisions, Inc., First Lien Term Loan, 30-day average SOFR + 3.75%, 8.437%, 10/1/2025	197,633	191,143
Arterra Wines Canada, Inc., Term Loan, 90-day average SOFR + 3.5%, 8.365%, 11/24/2027	116,195	114,326
Kingpin Intermediate Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.073%, 2/8/2028	97,500	98,231
Kronos Acquisition Holdings, Inc., Term Loan, 90-day average SOFR + 4.0%, 8.584%, 7/8/2031	537,476	508,396
TKC Holdings, Inc., Term Loan, 30-day average SOFR + 5.0%, 9.599%, 5/15/2028	252,356	253,618
Triton Water Holdings, Inc., Term Loan, 90-day average SOFR + 3.25%, 8.115%, 3/31/2028	582,209	587,144
U.S. Foods, Inc., First Lien Term Loan B, 30-day average SOFR + 1.75%, 6.323%, 10/3/2031	500,000	504,062
UTZ Quality Foods LLC, Term Loan B, 90-day average SOFR + 2.75%, 7.354%, 1/20/2028	255,549	256,539
		2,513,459
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	5

	Principal Amount ($)	Value ($)
Energy 4.0%
AL GCX Holdings LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.38%, 5/17/2029	719,916	725,539
AL NGPL Holdings LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.09%, 4/17/2028	235,109	236,726
Apro LLC, Term Loan B, 90-day average SOFR + 3.75%, 8.266%, 7/9/2031	250,000	252,447
BCP Renaissance Parent LLC, Term Loan B, 90-day average SOFR + 3.25%, 7.854%, 10/31/2028	486,553	489,747
BIP PipeCo Holdings LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.09%, 12/6/2030	194,198	195,241
Brazos Delaware II LLC, Term Loan B, 180-day average SOFR + 3.5%, 8.255%, 2/11/2030	180,094	181,703
Buckeye Partners LP, Term Loan B2, 30-day average SOFR + 2.0%, 6.573%, 11/22/2030	97,503	97,854
CQP Holdco LP, Term Loan B, 90-day average SOFR + 2.25%, 6.854%, 12/31/2030	288,124	290,021
Freeport LNG Investments LLLP, Term Loan B, 90-day average SOFR + 3.5%, 8.379%, 12/21/2028	660,467	662,980
NGL Energy Partners LP, Term Loan B, 30-day average SOFR + 3.75%, 8.323%, 2/3/2031	497,500	499,910
NorthRiver Midstream Finance LP, Term Loan B, 90-day average SOFR + 2.25%, 6.86%, 8/16/2030	246,875	248,064
Oryx Midstream Services Permian Basin LLC, Term Loan B, 30-day average SOFR + 3.0%, 7.724%, 10/5/2028	784,494	791,523
Prairie ECI Acquiror LP, Term Loan, 30-day average SOFR + 4.75%, 9.323%, 8/1/2029	248,750	250,979
TransMontaigne Operating Co. LP, Term Loan B, 30-day average SOFR + 3.25%, 7.823%, 11/17/2028	262,450	264,686
		5,187,420
Financials 12.5%
Acrisure LLC:
Term Loan B1, 30-day average SOFR + 3.0%, 7.61%, 2/16/2027	498,750	500,725
Term Loan B6, 30-day average SOFR + 3.25%, 7.849%, 11/6/2030	699,226	702,212
Advisor Group, Inc., Term Loan, 30-day average SOFR + 4.0%, 8.685%, 8/17/2028	767,546	771,484
Alliant Holdings Intermediate LLC, Term Loan B6, 30-day average SOFR + 2.75%, 7.349%, 9/19/2031	1,000,000	1,007,225
AmWINS Group, Inc., Term Loan B, 30-day average SOFR + 2.25%, 6.937%, 2/19/2028	252,222	253,588
Amynta Agency Borrower, Inc., Term Loan B, 30-day average SOFR + 3.75%, 8.323%, 2/28/2028	297,009	299,402
The accompanying notes are an integral part of the financial statements.

6	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
AssuredPartners, Inc., Term Loan B5, 30-day average SOFR + 3.5%, 8.073%, 2/14/2031	500,000	503,937
Boost Newco Borrower LLC, Term Loan B, 90-day average SOFR + 2.5%, 7.104%, 1/31/2031	450,000	454,900
Broadstreet Partners, Inc., Term Loan B4, 30-day average SOFR + 3.25%, 7.823%, 6/13/2031	640,401	644,621
Corpay Technologies Operating Co. LLC, Term Loan B5, 30-day average SOFR + 1.75%, 6.323%, 4/28/2028	1,000,000	1,001,795
Deerfield Dakota Holding LLC, Term Loan B, 90-day average SOFR + 3.75%, 8.354%, 4/9/2027	384,167	373,844
Edelman Financial Center LLC:
Term Loan B, 30-day average SOFR + 3.25%, 7.823%, 4/7/2028	629,119	633,762
Second Lien Term Loan, 30-day average SOFR + 5.25%, 9.823%, 10/6/2028	200,000	201,542
First Eagle Investment Management LLC, Term Loan B2, 90-day average SOFR + 3.0%, 7.604%, 3/5/2029	297,500	298,919
Focus Financial Partners LLC, Term Loan B8, 30-day average SOFR + 3.25%, 7.823%, 9/15/2031	451,507	456,164
Howden Group Holdings Ltd., Term Loan B, 30-day average SOFR + 3.5%, 8.073%, 4/18/2030	498,734	503,150
HUB International Ltd., First Lien Term Loan B, 90-day average SOFR + 2.75%, 90-day average SOFR + 3.0%, 7.367%, 6/20/2030	923,300	931,018
I-Logic Technologies Bidco Ltd., Term Loan, 90-day average SOFR + 3.75%, 8.418%, 2/16/2028	182,887	184,454
Jane Street Group LLC, First Lien Term Loan B, 90-day average SOFR + 2.0%, 6.514%, 1/26/2028	748,057	752,089
Kestra Advisor Services Holdings A, Inc., Term Loan, 90-day average SOFR + 4.0%, 8.514%, 3/22/2031	99,750	100,735
NEXUS Buyer LLC:
Term Loan B, 30-day average SOFR + 4.0%, 8.573%, 7/31/2031	1,022,085	1,026,133
Second Lien Term Loan, 30-day average SOFR + 6.25%, 10.923%, 11/5/2029	278,770	279,194
Nuvei Technologies Corp., Term Loan B1, 11/15/2031 (b)	806,000	811,469
OneDigital Borrower LLC, Term Loan, 30-day average SOFR + 3.25%, 7.823%, 7/2/2031	498,750	503,947
Sedgwick Claims Management Services, Inc., Term Loan B, 90-day average SOFR + 3.0%, 7.585%, 7/31/2031	921,960	929,580
Truist Insurance Holdings LLC, First Lien Term Loan, 90-day average SOFR + 3.25%, 7.854%, 5/6/2031	551,613	554,559
USI, Inc.:
Term Loan, 90-day average SOFR + 2.75%, 7.354%, 11/22/2029	647,506	652,285
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	7

	Principal Amount ($)	Value ($)
Term Loan, 90-day average SOFR + 2.75%, 7.354%, 9/27/2030	198,005	199,397
VFH Parent LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 6/21/2031	650,000	653,659
		16,185,789
Health Care 7.4%
ADMI Corp., Term Loan B3, 30-day average SOFR + 3.75%, 8.437%, 12/23/2027	248,849	244,702
Amneal Pharmaceuticals LLC, Term Loan B, 30-day average SOFR + 5.5%, 10.073%, 5/4/2028	813,194	836,065
Aveanna Healthcare LLC, Term Loan B, 90-day average SOFR + 3.75%, 8.364%, 7/17/2028	200,000	198,171
Bracket Intermediate Holding Corp., Term Loan, 90-day average SOFR + 5.0%, 9.704%, 5/8/2028	147,128	148,477
CHG Healthcare Services, Inc., Term Loan, 30-day average SOFR + 3.5%, 90-day average SOFR + 3.5%, 8.187% - 8.276%, 9/29/2028	118,250	119,442
Elanco Animal Health, Inc., Term Loan B, 8/1/2027 (b)	371,022	371,478
Embecta Corp., Term Loan B, 30-day average SOFR + 3.0%, 7.573%, 3/30/2029	274,293	272,346
Endo Luxembourg Finance Co. I SARL, First Lien Term Loan, 4/23/2031 (b)	600,000	602,718
eResearchTechnology, Inc., Term Loan, 30-day average SOFR + 4.0%, 8.573%, 2/4/2027	414,836	418,157
Gainwell Acquisition Corp., Term Loan B, 90-day average SOFR + 4.0%, 8.704%, 10/1/2027	847,968	814,168
Global Medical Response, Inc., Term Loan, 30-day average SOFR + 5.5%, 10.099%, 10/31/2028 PIK	200,090	201,232
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 90-day average SOFR + 2.0%, 6.735%, 11/15/2027	157,731	154,858
Hanger, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.073%, 10/23/2031	442,966	447,905
Heartland Dental LLC, Term Loan, 30-day average SOFR + 4.5%, 9.073%, 4/28/2028	597,500	599,789
LifePoint Health, Inc., Term Loan B, 30-day average SOFR + 4.75%, 9.38%, 11/16/2028	574,047	576,539
National Mentor Holdings, Inc.:
Term Loan, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 8.423% - 8.454%, 3/2/2028	420,879	416,978
Term Loan C, 90-day average SOFR + 3.75%, 8.454%, 3/2/2028	12,428	12,312
One Call Corp., Term Loan, 90-day average SOFR + 5.5%, 10.387%, 4/22/2027	99,231	97,147
Outcomes Group Holdings, Inc., Term Loan B, 30-day average SOFR + 3.25%, 7.823%, 5/6/2031	398,750	401,940
The accompanying notes are an integral part of the financial statements.

8	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 8.423%, 3/29/2029	198,958	200,285
Radiology Partners, Inc., Term Loan B, 90-day average SOFR + 3.5%, 3.5%, 1/31/2029 PIK	652,860	649,106
Southern Veterinary Partners LLC, Term Loan, 180-day average SOFR + 3.75%, 7.995%, 10/5/2027	498,750	503,219
Star Parent, Inc., Term Loan B, 90-day average SOFR + 3.75%, 8.354%, 9/27/2030	199,000	195,683
Surgery Center Holdings, Inc., Term Loan B, 30-day average SOFR + 2.75%, 7.338%, 12/19/2030	497,719	502,046
U.S. Anesthesia Partners, Inc., Term Loan, 30-day average SOFR + 4.25%, 9.036%, 10/1/2028	436,500	435,978
Vizient, Inc., Term Loan B, 30-day average SOFR + 2.0%, 6.573%, 8/1/2031	178,000	179,150
		9,599,891
Industrials 16.4%
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 30-day average SOFR + 3.5%, 8.156%, 7/31/2028	706,926	713,500
Air Comm Corp. LLC, Term Loan, 11/21/2031 (b)	461,538	462,692
Allied Universal Holdco LLC, Term Loan B, 30-day average SOFR + 3.75%, 8.423%, 5/12/2028	580,654	585,140
Amentum Government Services Holdings LLC, Term Loan B, 30-day average SOFR + 2.25%, 6.823%, 9/29/2031	200,000	198,875
Arches Buyer, Inc., Term Loan B, 30-day average SOFR + 3.25%, 7.923%, 12/6/2027	230,672	226,923
Arcosa, Inc., Term Loan B, 30-day average SOFR + 2.25%, 6.823%, 8/12/2031	250,000	251,563
AS Mileage Plan IP Ltd., Term Loan B, 90-day average SOFR + 2.0%, 6.656%, 10/15/2031	150,000	150,938
Asurion LLC:
Term Loan B9, 30-day average SOFR + 3.25%, 7.937%, 7/31/2027	486,648	487,142
Term Loan B10, 30-day average SOFR + 4.0%, 8.673%, 8/19/2028	383,319	384,437
Second Lien Term Loan B3, 30-day average SOFR + 5.25%, 9.937%, 1/31/2028	500,000	492,412
Second Lien Term Loan B4, 30-day average SOFR + 5.25%, 9.937%, 1/20/2029	300,000	293,144
AVSC Holding Corp.:
Term Loan B1, 30-day average SOFR + 3.5%, 8.173%, 3/3/2025 PIK	371,186	370,709
Term Loan B2, 30-day average SOFR + 5.5%, 10.173%, 10/15/2026 PIK	200,366	200,877
AZZ, Inc., Term Loan B, 30-day average SOFR + 2.5%, 7.073%, 5/13/2029	73,923	74,445
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	9

	Principal Amount ($)	Value ($)
Brand Industrial Services, Inc., Term Loan B, 8/1/2030 (b)	250,000	249,219
Brown Group Holding LLC:
Term Loan B2, 30-day average SOFR + 2.75%, 90-day average SOFR + 2.75%, 7.264% - 7.335%, 7/1/2031	386,535	388,951
Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 7/1/2031	547,100	550,109
CD&R Hydra Buyer, Inc., Term Loan B, 3/25/2031 (b)	200,000	200,750
Cimpress PLC, Term Loan B, 30-day average SOFR + 3.0%, 7.573%, 5/17/2028	98,500	99,403
Cornerstone Building Brands, Inc., Term Loan B, 30-day average SOFR + 3.25%, 7.959%, 4/12/2028	300,000	282,984
CP Atlas Buyer, Inc., Term Loan B, 30-day average SOFR + 3.75%, 8.423%, 11/23/2027	218,947	215,580
Crosby U.S. Acquisition Corp., First Lien Term Loan B, 30-day average SOFR + 3.5%, 8.073%, 8/16/2029	397,005	401,223
Dynasty Acquisition Co., Inc.:
First Lien Term Loan B1, 30-day average SOFR + 2.25%, 6.823%, 10/31/2031	543,333	547,650
First Lien Term Loan B2, 30-day average SOFR + 2.25%, 6.935%, 10/31/2031	206,667	208,309
EMRLD Borrower LP, Term Loan B, 30-day average SOFR + 2.5%, 7.073%, 8/4/2031	700,000	701,970
Engineered Machinery Holdings, Inc., Second Lien Term Loan, 90-day average SOFR + 6.5%, 11.365%, 5/21/2029	150,000	150,656
Filtration Group Corp., Term Loan, 30-day average SOFR + 3.5%, 8.187%, 10/21/2028	569,486	574,825
First Advantage Holdings LLC, Term Loan B, 30-day average SOFR + 3.25%, 7.823%, 10/31/2031	500,000	505,520
Garda World Security Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.109%, 2/1/2029	431,229	436,942
Genesee & Wyoming, Inc. (New), Term Loan B, 90-day average SOFR + 2.0%, 6.604%, 4/10/2031	112,000	112,428
GFL Environmental, Inc., Term Loan B, 90-day average SOFR + 2.0%, 6.61%, 7/3/2031	450,000	451,906
Heritage-Crystal Clean, Inc., Term Loan B, 30-day average SOFR + 4.0%, 8.095%, 10/17/2030	497,494	501,536
John Bean Technologies Corp., Term Loan B, 10/9/2031 (b)	400,000	402,626
Kaman Corp., Term Loan, 90-day average SOFR + 3.5%, 8.104%, 4/21/2031	500,000	505,000
Kenan Advantage Group, Inc., Term Loan B4, 30-day average SOFR + 3.25%, 7.823%, 1/25/2029	969,000	970,817
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 10/10/2031 (b) (c)	450,000	451,688
LTI Holdings, Inc., Term Loan B, 7/19/2029 (b)	300,000	301,350
Madison IAQ LLC, Term Loan, 180-day average SOFR + 2.75%, 7.889%, 6/21/2028	242,284	243,902
The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Osmose Utilities Services, Inc., Term Loan, 6/23/2028 (b)	200,000	201,063
Peraton Corp.:
Term Loan B, 30-day average SOFR + 3.75%, 8.423%, 2/1/2028	533,690	502,085
Second Lien Term Loan B1, 90-day average SOFR + 7.75%, 12.364%, 2/1/2029	314,579	255,465
Pre-Paid Legal Services, Inc., Term Loan, 30-day average SOFR + 3.75%, 8.437%, 12/15/2028	746,117	750,052
Rand Parent LLC, Term Loan B, 90-day average SOFR + 3.75%, 8.354%, 3/17/2030	285,649	287,686
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.5%, 8.021%, 2/26/2029	487,354	490,298
Spirit Aerosystems, Inc., Term Loan, 90-day average SOFR + 4.5%, 9.085%, 1/15/2027	147,000	148,263
Terex Corp., Term Loan B, 30-day average SOFR + 1.75%, 6.323%, 10/8/2031	250,000	251,926
Third Coast Infrastructure LLC, Term Loan B, 30-day average SOFR + 4.25%, 8.823%, 9/25/2030 (c)	200,000	200,250
Tidal Waste & Recycling Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.073%, 10/3/2031	500,000	501,875
Titan Acquisition Ltd., Term Loan B, 30-day average SOFR + 5.0%, 9.573%, 2/15/2029	291,525	293,853
TK Elevator U.S. Newco, Inc., Term Loan B, 180-day average SOFR + 3.5%, 8.588%, 4/30/2030	341,063	344,083
TransDigm, Inc.:
Term Loan J, 90-day average SOFR + 2.5%, 7.104%, 2/28/2031	929,494	930,326
Term Loan, 90-day average SOFR + 1.5%, 7.32%, 1/19/2032	250,000	250,178
Term Loan K, 90-day average SOFR + 2.75%, 7.354%, 3/22/2030	530,149	531,103
TruGreen LP, Term Loan, 30-day average SOFR + 4.0%, 8.673%, 11/2/2027	348,840	338,483
Victory Buyer LLC, Term Loan, 30-day average SOFR + 3.75%, 8.437%, 11/19/2028	250,000	244,285
WIN Waste Innovations Holdings, Inc., Term Loan B, 30-day average SOFR + 2.75%, 7.437%, 3/24/2028	296,158	287,643
		21,157,058
Information Technology 14.2%
Adeia, Inc., Term Loan, 30-day average SOFR + 3.0%, 7.606%, 6/8/2028	128,838	129,443
Applied Systems, Inc., First Lien Term Loan, 90-day average SOFR + 3.0%, 7.604%, 2/24/2031	249,375	251,804
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 7.823%, 2/15/2029	1,287,339	1,294,465
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.:
Second Lien Term Loan, 7/30/2032 (b)	250,000	246,458
Term Loan B, 90-day average SOFR + 3.75%, 8.335%, 7/30/2031	795,455	801,938
Camelot U.S. Acquisition LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 1/31/2031	1,138,474	1,133,140
Cast & Crew Payroll LLC, Term Loan, 30-day average SOFR + 3.75%, 8.323%, 12/29/2028	497,442	481,626
Central Parent, Inc., Term Loan B, 90-day average SOFR + 3.25%, 7.854%, 7/6/2029	500,000	501,117
Cloud Software Group, Inc., Term Loan B, 90-day average SOFR + 4.0%, 8.521%, 3/30/2029	734,866	738,273
CommScope, Inc., Term Loan B, 30-day average SOFR + 3.25%, 7.937%, 4/6/2026	250,000	245,625
CoreLogic, Inc., Term Loan, 30-day average SOFR + 3.5%, 8.187%, 6/2/2028	244,565	243,761
Cornerstone OnDemand, Inc., Term Loan, 30-day average SOFR + 3.75%, 8.437%, 10/16/2028	458,250	400,969
Cotiviti Corp., Term Loan, 30-day average SOFR + 3.0%, 7.672%, 5/1/2031	995,000	1,000,288
Cvent, Inc., Term Loan B, 90-day average SOFR + 3.25%, 7.854%, 6/17/2030	218,717	219,981
Dun & Bradstreet Corp., Term Loan B, 30-day average SOFR + 2.25%, 6.836%, 1/18/2029	665,655	668,331
ECI Macola Max Holding LLC, Term Loan, 90-day average SOFR + 3.25%, 7.842%, 5/9/2030	207,024	209,058
Gen Digital, Inc., Term Loan B, 30-day average SOFR + 1.75%, 6.323%, 9/12/2029	794,041	795,863
Idera, Inc., Term Loan, 90-day average SOFR + 3.5%, 8.071%, 3/2/2028	210,448	208,562
Imagine Learning LLC, Term Loan, 30-day average SOFR + 3.5%, 8.073%, 12/21/2029	207,507	208,767
Indy U.S. Bidco LLC, Term Loan B, 30-day average SOFR + 4.75%, 9.323%, 3/6/2028	300,000	301,000
McAfee LLC, Term Loan B, 30-day average SOFR + 3.25%, 7.906%, 3/1/2029	610,645	614,156
Mitchell International, Inc.:
First Lien Term Loan, 30-day average SOFR + 3.25%, 7.823%, 6/17/2031	800,000	803,288
Second Lien Term Loan, 30-day average SOFR + 5.25%, 9.823%, 6/17/2032	200,000	199,001
Modena Buyer LLC, Term Loan, 90-day average SOFR + 4.5%, 9.104%, 7/1/2031	750,000	735,750
Particle Investments SARL, Term Loan B, 30-day average SOFR + 4.0%, 8.573%, 3/28/2031 (c)	149,250	150,090
The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
PointClickCare Technologies, Inc., Term Loan B, 90-day average SOFR + 3.25%, 7.821%, 11/3/2031	500,000	504,220
Polaris Newco LLC, Term Loan B, 90-day average SOFR + 4.0%, 8.847%, 6/2/2028	410,177	412,275
Project Alpha Intermediate Holding, Inc.:
Term Loan B, 90-day average SOFR + 3.25%, 7.771%, 10/28/2030	449,000	452,244
Term Loan B, 90-day average SOFR + 3.25%, 7.771%, 10/28/2030	250,000	250,938
Proofpoint, Inc., Term Loan, 30-day average SOFR + 3.0%, 7.573%, 8/31/2028	421,668	424,647
RealPage, Inc., First Lien Term Loan, 30-day average SOFR + 3.0%, 7.687%, 4/24/2028	398,461	396,519
Red Planet Borrower LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.173%, 10/2/2028	298,082	294,487
S2P Acquisition Borrower, Inc., First Lien Term Loan, 10/8/2031 (b)	100,000	100,771
Sovos Compliance LLC, Term Loan, 30-day average SOFR + 4.5%, 9.187%, 8/11/2028	397,701	400,932
Surf Holdings LLC, Term Loan, 3/5/2027 (b) (c)	100,000	99,875
UKG, Inc., Term Loan B, 90-day average SOFR + 3.0%, 7.617%, 2/10/2031	768,484	774,505
Verifone Systems, Inc., First Lien Term Loan, 90-day average SOFR + 4.0%, 8.782%, 8/20/2025	188,105	176,837
Vision Solutions, Inc., Term Loan, 90-day average SOFR + 4.0%, 8.847%, 4/24/2028	542,861	539,552
VS Buyer LLC, First Lien Term Loan B, 30-day average SOFR + 2.75%, 7.36%, 4/12/2031	247,441	250,070
Zelis Payments Buyer, Inc., First Lien Term Loan B, 10/25/2031 (b)	750,000	752,141
		18,412,767
Materials 8.9%
Albaugh LLC, Term Loan B, 30-day average SOFR + 3.75%, 8.323%, 4/6/2029	390,000	390,487
Altium Packaging LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.073%, 6/11/2031	543,053	543,507
American Rock Salt Co. LLC, Term Loan, 90-day average SOFR + 4.0%, 8.776%, 6/9/2028	148,846	127,396
AMG Advanced Metallurgical Group NV, Term Loan B, 30-day average SOFR + 3.5%, 8.187%, 11/30/2028	191,750	191,870
Arsenal AIC Parent LLC, First Lien Term Loan B, 30-day average SOFR + 3.25%, 7.823%, 8/18/2030	390,281	394,672
Berlin Packaging LLC, Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 8.354% - 8.422%, 6/9/2031	437,653	440,598
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
Charter Nex U.S. Inc., Term Loan B1, 30-day average SOFR + 3.0%, 7.652%, 11/29/2030	413,875	417,683
Chemours Co., Term Loan B, 30-day average SOFR + 3.5%, 8.073%, 8/18/2028	290,241	292,417
Clydesdale Acquisition Holdings, Inc., Term Loan B, 30-day average SOFR + 3.18%, 7.748%, 4/13/2029	510,154	513,832
GEON Performance Solutions LLC, Term Loan, 90-day average SOFR + 4.25%, 9.115%, 8/18/2028	222,214	223,580
Illuminate Buyer LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.187%, 12/31/2029	467,135	470,856
INEOS Enterprises Holdings U.S. Finco LLC, First Lien Term Loan B, 90-day average SOFR + 3.75%, 8.364%, 7/8/2030	450,518	452,210
Ineos U.S. Finance LLC, Term Loan B, 30-day average SOFR + 3.25%, 7.823%, 2/18/2030	567,499	570,989
Innophos, Inc., Term Loan B, 30-day average SOFR + 3.75%, 8.437%, 2/5/2027	347,935	346,921
Jadex, Inc., Term Loan, 30-day average SOFR + 4.75%, 9.437%, 2/18/2028	290,700	290,702
LABL, Inc., First Lien Term Loan, 10/29/2028 (b)	300,000	293,737
LSF11 A5 Holdco LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.187%, 10/15/2028	612,829	617,425
Mauser Packaging Solutions Holding Co., Term Loan B, 30-day average SOFR + 3.0%, 7.573%, 4/15/2027	448,175	451,695
Nouryon Finance BV:
Term Loan B1, 180-day average SOFR + 3.25%, 7.657%, 4/3/2028	1,227,431	1,242,516
Term Loan B2, 180-day average SOFR + 3.25%, 7.657%, 4/3/2028	247,505	250,522
Olympus Water U.S. Holding Corp., Term Loan B, 90-day average SOFR + 3.5%, 8.104%, 6/20/2031	137,699	139,033
Pactiv Evergreen Group Holdings, Inc., Term Loan B3, 30-day average SOFR + 2.5%, 7.073%, 9/24/2028	131,100	132,187
Paint Intermediate III LLC, Term Loan B, 90-day average SOFR + 3.0%, 7.522%, 10/9/2031	100,000	100,875
PMHC II, Inc., Term Loan B, 90-day average SOFR + 4.25%, 9.058%, 4/23/2029	598,983	599,894
Pretium Packaging LLC, Second Out Term Loan A1, 90-day average SOFR + 4.6%, 9.171%, 10/2/2028 PIK	207,018	168,317
Pretium PKG Holdings, Inc., Second Lien Term Loan, 90-day average SOFR + 6.75%, 11.534%, 10/1/2029	100,000	37,738
Proampac PG Borrower LLC, Term Loan, 90-day average SOFR + 4.0%, 8.524% - 8.656%, 9/15/2028	481,399	483,656
TricorBraun Holdings, Inc., Term Loan, 30-day average SOFR + 3.25%, 7.937%, 3/3/2028	478,445	478,270
The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc., Term Loan B7, 180-day average SOFR + 3.75%, 8.188%, 9/15/2028	376,859	381,133
Windsor Holdings III LLC, First Lien Term Loan B, 30-day average SOFR + 3.5%, 8.099%, 8/1/2030	445,514	451,807
		11,496,525
Real Estate 0.6%
Iron Mountain, Inc., Term Loan B, 30-day average SOFR + 2.0%, 6.573%, 1/31/2031	440,380	442,214
SBA Senior Finance II LLC, Term Loan B, 30-day average SOFR + 1.75%, 6.33%, 1/25/2031	276,313	276,643
		718,857
Utilities 3.0%
Alpha Generation LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 9/30/2031	500,000	504,465
Astoria Energy LLC, Term Loan B, 30-day average SOFR + 3.25%, 90-day average SOFR + 3.25%, 7.823% - 7.854%, 12/10/2027	341,789	345,450
Calpine Construction Finance Co. LP, Term Loan B, 30-day average SOFR + 2.0%, 6.573%, 7/31/2030	110,941	111,135
Compass Power Generation LLC, Term Loan B3, 30-day average SOFR + 3.75%, 8.323%, 4/14/2029	178,657	180,890
Constellation Renewables LLC, Term Loan, 90-day average SOFR + 2.25%, 6.764%, 12/15/2027	467,903	470,600
Edgewater Generation LLC, Term Loan B, 30-day average SOFR + 4.25%, 8.823%, 8/1/2030	482,145	489,428
EFS Cogen Holdings I LLC, Term Loan B, 90-day average SOFR + 3.5%, 8.104%, 10/3/2031	833,800	841,271
Lightning Power LLC, Term Loan B, 90-day average SOFR + 3.25%, 7.735%, 8/18/2031	750,000	757,500
Vistra Zero Operating Co. LLC, Term Loan B, 30-day average SOFR + 2.75%, 7.323%, 4/30/2031	226,860	229,007
		3,929,746
Total Loan Participations and Assignments (Cost $109,681,689)		110,407,196
Corporate Bonds 2.5%
Communication Services 0.1%
Level 3 Financing, Inc., 144A, 11.0%, 11/15/2029	50,000	56,814
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	100,000	92,792
		149,606
Consumer Discretionary 0.2%
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026	100,000	98,632
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.:
144A, 8.625%, 6/1/2027	52,000	51,395
144A, 10.75%, 11/15/2029	23,287	23,485
Staples, Inc., 144A, 10.75%, 9/1/2029	100,000	98,593
		272,105
Consumer Staples 0.1%
TKC Holdings, Inc., 144A, 10.5%, 5/15/2029	50,000	51,123
TreeHouse Foods, Inc., 4.0%, 9/1/2028	75,000	67,859
		118,982
Energy 0.0%
Venture Global LNG, Inc., 144A, 9.0%, Perpetual	50,000	51,815
Financials 0.4%
Acrisure LLC, 144A, 6.0%, 8/1/2029	50,000	47,902
Alliant Holdings Intermediate LLC, 144A, 6.75%, 4/15/2028	150,000	151,457
Boost Newco Borrower LLC, 144A, 7.5%, 1/15/2031	200,000	211,227
Jones Deslauriers Insurance Management, Inc., 144A, 8.5%, 3/15/2030	100,000	106,135
		516,721
Health Care 0.2%
AdaptHealth LLC, 144A, 4.625%, 8/1/2029	100,000	91,223
Embecta Corp., 144A, 5.0%, 2/15/2030	50,000	46,509
Medline Borrower LP, 144A, 5.25%, 10/1/2029	100,000	97,630
		235,362
Industrials 0.5%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	150,000	149,930
Cornerstone Building Brands, Inc., 144A, 9.5%, 8/15/2029	150,000	149,359
GFL Environmental, Inc., 144A, 4.375%, 8/15/2029	200,000	189,638
TransDigm, Inc., 144A, 6.375%, 3/1/2029	100,000	101,630
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030	50,000	44,108
		634,665
Information Technology 0.3%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028	100,000	99,099
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028	100,000	104,293
Rocket Software, Inc., 144A, 6.5%, 2/15/2029	50,000	47,316
UKG, Inc., 144A, 6.875%, 2/1/2031	100,000	102,771
		353,479
Materials 0.4%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031	200,000	209,249
The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Chemours Co., 144A, 5.75%, 11/15/2028	100,000	94,632
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031	250,000	229,130
		533,011
Utilities 0.3%
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029	200,000	204,670
Vistra Corp., 144A, 7.0%, Perpetual	200,000	201,900
		406,570
Total Corporate Bonds (Cost $3,302,161)		3,272,316

	Shares	Value ($)
Common Stocks 0.0%
Communication Services
iHeartMedia, Inc. “A” *	1,111	2,544
Windstream Holdings, Inc.* (d)	551	10,882
Total Common Stocks (Cost $25,508)		13,426
Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	18,788
Closed-End Investment Companies 1.0%
Nuveen Credit Strategies Income Fund (Cost $1,192,243)	214,669	1,257,960
Exchange-Traded Funds 8.8%
Invesco Senior Loan ETF	202,515	4,275,092
SPDR Blackstone Senior Loan ETF	136,821	5,757,428
SPDR Bloomberg High Yield Bond ETF	14,337	1,395,850
Total Exchange-Traded Funds (Cost $11,381,912)		11,428,370
Cash Equivalents 7.7%
DWS Central Cash Management Government Fund, 4.67% (e) (Cost $9,907,225)	9,907,225	9,907,225

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,642,082)	105.3	136,305,281
Other Assets and Liabilities, Net	(5.3)	(6,876,482)
Net Assets	100.0	129,428,799
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 are as follows:
Value ($) at 5/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2024	Value ($) at 11/30/2024
Cash Equivalents 7.7%
DWS Central Cash Management Government Fund, 4.67% (e)
6,943,509	42,357,734	39,394,018	—	—	158,956	—	9,907,225	9,907,225

*	Non-income producing security.
(a)
Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.
Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2024.
Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at November 30, 2024 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities” ). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	10,882	0.0

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
At November 30, 2024, the Fund had unfunded loan commitments of $143,609, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
Air Comm Corp. LLC, Term Loan, 11/21/2031	38,365	38,558	192
Focus Financial Partners LLC, Term Loan, 9/15/2031	48,493	48,993	500
Hanger, Inc., Term Loan, 10/23/2031	56,751	57,670	920
Total	143,609	145,221	1,612
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$109,505,293	$901,903	$110,407,196
Corporate Bonds (a)	—	3,272,316	—	3,272,316
Common Stocks
Communication Services	2,544	10,882	—	13,426
Warrants	—	18,788	—	18,788
Closed-End Investment Companies	1,257,960	—	—	1,257,960
Exchange-Traded Funds	11,428,370	—	—	11,428,370
Short-Term Investments	9,907,225	—	—	9,907,225
Unfunded Loan Commitment (b)	—	1,612	—	1,612
Total	$22,596,099	$112,808,891	$901,903	$136,306,893
During the period ended November 30, 2024, the amount of transfers between Level 3 and
Level 2 was $753,750. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.The amount of transfers between Level 2 and Level 3 was $151,031. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

Statement of Assets and Liabilities
as of November 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $125,734,857)	$126,398,056
Investment in DWS Central Cash Management Government Fund (cost $9,907,225)	9,907,225
Cash	343,753
Receivable for investments sold	3,506,108
Receivable for Fund shares sold	85
Dividends receivable	11,592
Interest receivable	661,561
Unrealized appreciation on unfunded commitments	1,612
Other assets	31,340
Total assets	140,861,332
Liabilities
Payable for investments purchased	11,205,003
Payable for Fund shares redeemed	19,046
Accrued management fee	38,608
Accrued Trustees' fees	2,043
Other accrued expenses and payables	167,833
Total liabilities	11,432,533
Net assets, at value	$129,428,799
Net Assets Consist of
Distributable earnings (loss)	(276,974,510)
Paid-in capital	406,403,309
Net assets, at value	$129,428,799
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

Statement of Assets and Liabilities as of November 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($52,275,099 ÷ 6,887,834 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.59
Maximum offering price per share (100 ÷ 97.25 of $7.59)	$7.80
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,446,730 ÷ 189,570 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.63
Class R6
Class S
Net Asset Value, offering and redemption price per share ($16,115,282 ÷ 2,124,308 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.59
Institutional Class
Net Asset Value, offering and redemption price per share ($59,591,688 ÷ 7,852,135 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.59
The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

Statement of Operations
for the six months ended November 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$5,038,458
Dividends	503,653
Income distributions — DWS Central Cash Management Government Fund	158,956
Total income	5,701,067
Expenses:
Management fee	351,377
Administration fee	61,970
Services to shareholders	57,320
Distribution and service fees	71,172
Custodian fee	49,898
Professional fees	46,970
Reports to shareholders	18,178
Registration fees	34,709
Trustees' fees and expenses	3,538
Other	8,955
Total expenses before expense reductions	704,087
Expense reductions	(146,705)
Total expenses after expense reductions	557,382
Net investment income	5,143,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(910,983)
Payments by affiliates (see Note G)	5,595
(905,388)
Change in net unrealized appreciation (depreciation) on:
Investments	313,837
Unfunded loan commitments	1,612
315,449
Net gain (loss)	(589,939)
Net increase (decrease) in net assets resulting from operations	$4,553,746
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

Statements of Changes in Net Assets
	Six Months Ended November 30, 2024	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$5,143,685	$11,185,887
Net realized gain (loss)	(905,388)	(2,268,673)
Change in net unrealized appreciation (depreciation)	315,449	5,651,411
Net increase (decrease) in net assets resulting from operations	4,553,746	14,568,625
Distributions to shareholders:
Class A	(2,118,835)	(4,432,738)
Class C	(61,599)	(147,477)
Class R6	—	(1,436)*
Class S	(715,656)	(1,606,059)
Institutional Class	(2,529,989)	(5,050,479)
Total distributions	(5,426,079)	(11,238,189)
Fund share transactions:
Proceeds from shares sold	7,855,600	16,737,227
Reinvestment of distributions	5,223,736	10,808,503
Payments for shares redeemed	(10,880,116)	(32,577,209)
Net increase (decrease) in net assets from Fund share transactions	2,199,220	(5,031,479)
Increase (decrease) in net assets	1,326,887	(1,701,043)
Net assets at beginning of period	128,101,912	129,802,955
Net assets at end of period	$129,428,799	$128,101,912

*	For the period from June 1, 2023 to March 25, 2024 (Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

Financial Highlights
DWS Floating Rate Fund — Class A
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.64	$7.45	$7.55	$7.95	$7.54	$8.09
Income (loss) from investment operations:
Net investment income[a]	.30	.64	.50	.25	.26	.32
Net realized and unrealized gain (loss)	(.03 )	.20	(.15 )	(.40 )	.41	(.52 )
Total from investment operations	.27	.84	.35	(.15 )	.67	(.20 )
Less distributions from:
Net investment income	(.32 )	(.65 )	(.45 )	(.25 )	(.26 )	(.35 )
Net asset value, end of period	$7.59	$7.64	$7.45	$7.55	$7.95	$7.54
Total Return (%)[b,c]	3.60 *	11.68	4.73	(1.99)	8.99	(2.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	49	54	61	67	55
Ratio of expenses before expense reductions (%)	1.26 **	1.27	1.25	1.23	1.22	1.27
Ratio of expenses after expense reductions (%)	1.00 **	1.00	1.00	1.03	1.01	1.00
Ratio of net investment income (%)	7.91 **	8.45	6.64	3.21	3.28	4.07
Portfolio turnover rate (%)	38 *	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

DWS Floating Rate Fund — Class C
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.68	$7.49	$7.59	$7.99	$7.58	$8.13
Income (loss) from investment operations:
Net investment income[a]	.28	.59	.42	.19	.20	.27
Net realized and unrealized gain (loss)	(.04 )	.20	(.13 )	(.40 )	.41	(.53 )
Total from investment operations	.24	.79	.29	(.21 )	.61	(.26 )
Less distributions from:
Net investment income	(.29 )	(.60 )	(.39 )	(.19 )	(.20 )	(.29 )
Net asset value, end of period	$7.63	$7.68	$7.49	$7.59	$7.99	$7.58
Total Return (%)[b,c]	3.22 *	10.82	3.95	(2.70)	8.14	(3.21)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	2	6	10	35
Ratio of expenses before expense reductions (%)	2.09 **	2.07	2.05	2.00	1.99	2.03
Ratio of expenses after expense reductions (%)	1.75 **	1.75	1.76	1.78	1.76	1.75
Ratio of net investment income (%)	7.21 **	7.70	5.58	2.46	2.53	3.35
Portfolio turnover rate (%)	38 *	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class S
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.64	$7.45	$7.55	$7.94	$7.53	$8.08
Income (loss) from investment operations:
Net investment income[a]	.31	.66	.51	.26	.27	.34
Net realized and unrealized gain (loss)	(.03 )	.19	(.15 )	(.39 )	.41	(.53 )
Total from investment operations	.28	.85	.36	(.13 )	.68	(.19 )
Less distributions from:
Net investment income	(.33 )	(.66 )	(.46 )	(.26 )	(.27 )	(.36 )
Net asset value, end of period	$7.59	$7.64	$7.45	$7.55	$7.94	$7.53
Total Return (%)[b]	3.70 *	11.85	4.89	(1.72)	9.16	(2.38)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	19	18	19	26	31
Ratio of expenses before expense reductions (%)	1.13 **	1.11	1.09	1.06	1.05	1.10
Ratio of expenses after expense reductions (%)	.80 **	.82	.85	.88	.86	.85
Ratio of net investment income (%)	8.16 **	8.63	6.79	3.36	3.43	4.25
Portfolio turnover rate (%)	38 *	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

DWS Floating Rate Fund — Institutional Class
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$7.64	$7.45	$7.55	$7.95	$7.54	$8.08
Income (loss) from investment operations:
Net investment income[a]	.31	.66	.52	.27	.28	.34
Net realized and unrealized gain (loss)	(.03 )	.20	(.15 )	(.40 )	.41	(.51 )
Total from investment operations	.28	.86	.37	(.13 )	.69	(.17 )
Less distributions from:
Net investment income	(.33 )	(.67 )	(.47 )	(.27 )	(.28 )	(.37 )
Net asset value, end of period	$7.59	$7.64	$7.45	$7.55	$7.95	$7.54
Total Return (%)[b]	3.74 *	11.96	4.99	(1.75)	9.12	(2.15)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	58	56	59	59	44
Ratio of expenses before expense reductions (%)	.93 **	.94	.93	.90	.89	.97
Ratio of expenses after expense reductions (%)	.75 **	.75	.75	.78	.76	.75
Ratio of net investment income (%)	8.17 **	8.70	6.94	3.47	3.53	4.31
Portfolio turnover rate (%)	38 *	66	20	32	60	44

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Floating Rate Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Floating Rate Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

DWS Floating Rate Fund	|	29

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

30	|	DWS Floating Rate Fund

Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans” ) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders” ). The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations,

DWS Floating Rate Fund	|	31

the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2024, the Fund had net tax basis capital loss carryforwards of $277,531,145, including short-term losses ($29,836,051) and long-term losses ($247,695,094), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2024, the aggregate cost of investments for federal income tax purposes was $135,795,797. The net unrealized appreciation for all investments based on tax cost was $509,484. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,321,537 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $812,053.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily

32	|	DWS Floating Rate Fund

relate to certain securities sold at a loss, premium amortization on debt securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the six months ended November 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $49,971,518 and $47,298,688, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and

DWS Floating Rate Fund	|	33

restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%
Accordingly, for the six months ended November 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
For the period from June 1, 2024 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.00%
Class C	1.75%
Class S	.80%
Institutional Class	.75%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.01%
Class C	1.76%
Class S	.81%
Institutional Class	.76%

34	|	DWS Floating Rate Fund

For the six months ended November 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$65,594
Class C	2,696
Class S	27,254
Institutional Class	51,161
$146,705
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2024, the Administration Fee was $61,970, of which $10,296 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2024
Class A	$3,416	$1,167
Class C	185	73
Class S	2,928	1,018
Institutional Class	171	56
	$6,700	$2,314
In addition, for the six months ended November 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services

DWS Floating Rate Fund	|	35

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$24,217
Class C	1,281
Class S	15,738
Institutional Class	6,700
$47,936
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2024
Class C	$6,107	$930
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2024	Annualized Rate
Class A	$63,029	$21,262.25%
Class C	2,036	483.25%
	$65,065	$21,745
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2024 aggregated $167.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2024,

36	|	DWS Floating Rate Fund

there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $820, of which $765 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2024.
E.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of November 30, 2024, DWS Alternative Asset Allocation VIP held 36% of the total shares outstanding of the Fund.

DWS Floating Rate Fund	|	37

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	788,023	$5,989,210	228,583	$1,741,291
Class C	1,052	8,009	17,871	137,924
Class S	120,473	914,557	644,922	4,897,563
Institutional Class	124,033	943,824	1,306,405	9,960,449
		$7,855,600		$16,737,227
Shares issued to shareholders in reinvestment of distributions
Class A	260,578	$1,973,839	540,888	$4,113,316
Class C	8,041	61,267	19,196	146,802
Class R6	—	—	189 *	1,436 *
Class S	87,014	658,649	197,018	1,497,085
Institutional Class	333,988	2,529,981	663,980	5,049,864
		$5,223,736		$10,808,503
Shares redeemed
Class A	(636,917)	$(4,837,074)	(1,491,412)	$(11,380,963)
Class C	(53,970)	(412,418)	(97,666)	(748,359)
Class R6	—	—	(2,730)*	(20,861)*
Class S	(565,060)	(4,291,144)	(734,006)	(5,590,050)
Institutional Class	(176,459)	(1,339,480)	(1,946,636)	(14,836,976)
		$(10,880,116)		$(32,577,209)
Net increase (decrease)
Class A	411,684	$3,125,975	(721,941)	$(5,526,356)
Class C	(44,877)	(343,142)	(60,599)	(463,633)
Class R6	—	—	(2,541)*	(19,425)*
Class S	(357,573)	(2,717,938)	107,934	804,598
Institutional Class	281,562	2,134,325	23,749	173,337
		$2,199,220		$(5,031,479)

*	For the period from June 1, 2023 to March 25, 2024 (Class R6 liquidation date).

38	|	DWS Floating Rate Fund

G.
Payments by Affiliates
During the six months ended November 30, 2024, the Advisor agreed to reimburse the Fund $5,595 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

DWS Floating Rate Fund	|	39

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Floating Rate Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	18,007,208.591	434,024.283	0.000
Mary Schmid Daugherty	18,064,412.591	376,820.283	0.000
Keith R. Fox	17,723,029.321	718,203.553	0.000
Chad D. Perry	18,002,449.404	438,783.470	0.000
Rebecca W. Rimel	17,709,589.591	731,643.283	0.000
Catherine Schrand	18,074,510.591	366,722.283	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

40	|	DWS Floating Rate Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Floating Rate Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Floating Rate Fund	|	41

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

42	|	DWS Floating Rate Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS Floating Rate Fund	|	43

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DFRF-BFE2024

44	|	DWS Floating Rate Fund

DFRF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	1/29/2025